Note 9 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets
Allowance for Loan Losses	$ 1,576,577	$ 3,033,920
Other Real Estate	304,813	688,162
Deferred Compensation	161,000	280,704
Investments	210,000	340,000
Goodwill	76,058	167,666
Other	237,591	379,304
	2,566,039	4,889,756
Deferred Tax Liabilities
Premises and Equipment	(995,190)	(1,553,460)
Other	(2,585)	(4,185)
	(997,775)	(1,557,645)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	1,725,708	2,587,163
Net Deferred Tax Assets	$ 3,293,972	$ 5,919,274